Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	Apr. 25, 2024
Entity Registrant Name	MORGAN STANLEY INSTITUTIONAL FUND INC
Entity Central Index Key	0000836487
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	Apr. 25, 2024
Document Effective Date	Apr. 25, 2024
Prospectus Date	Apr. 28, 2023
Global Sustain Portfolio | Class I
Prospectus:
Trading Symbol	MGQIX
Global Sustain Portfolio | Class A
Prospectus:
Trading Symbol	MGQAX
Global Sustain Portfolio | Class L
Prospectus:
Trading Symbol	MGQLX
Global Sustain Portfolio | Class R6
Prospectus:
Trading Symbol	MGQSX
Global Sustain Portfolio | Class C
Prospectus:
Trading Symbol	MSGQX